Net Loss Per Share	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 18 — Net Income (Loss) Per Share

The Company computes net income (loss) per share of Class A and Class B Common Stock using the two-class method. Basic net income (loss) per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net income (loss) per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net income (loss) per share of Class B Common Stock does not assume the conversion of those shares. In periods where the Company has a net loss, the weighted-average number of shares used in the computation of diluted net loss per share is the same as for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the computation as their impact is anti-dilutive.

	Three months ended December 31,
	2023		2022
	Class A	Class B	Common Stock
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss)	$834	$101	$(9,390)
Denominator:
Weighted-average shares outstanding	18,617,656	2,254,901	12,379,480
Basic net income (loss) per share	$0.04	$0.04	$(0.76)

Diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$834	$101	$(9,390)
Reallocation of net income as a result of conversion of Class B to Class A Common Stock	101	—	—
Reallocation of net income	—	(11)	—
Allocation of net income (loss)	935	90	(9,390)

Denominator:
Number of shares used in basic earnings per share calculation	18,617,656	2,254,901	12,379,480
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Dilutive effect of stock options, warrants and RSUs	2,443,514	—	—
Number of shares used in per share computation	23,316,071	2,254,901	12,379,480
Diluted net income (loss) per share	$0.04	$0.04	$(0.76)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Placement Warrants, the Make-Whole Shares, and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net income (loss) per share. The Earnout Shares were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is based on a conversion contingency associated with the VWAP of the Class A Common Stock which had not been met, and the contingency was not resolved, during the periods presented herein. The potential shares of Class A Common Stock that were excluded from the computation of diluted net income (loss) per share attributable to stockholders for the periods presented because including them would have an antidilutive effect were as follows:

	Three months ended December 31,
	2023	2022
Public Warrants and Private Warrants	9,000,000	—
Make-whole shares	1,052,030	—
Earnout shares	3,500,000	—
RSUs	—	10,984,241
Stock options	1,690,476	6,400,758
Convertible preferred stock (on an as-converted basis)	—	2,254,901
Common stock warrants	—	400,000
Convertible notes	—	131,072
	15,242,506	20,170,972

Note 8 — Net Loss Per Share

For periods in which the Company reports a net loss, diluted net loss per common share is the same as basic net loss per common share, because all potentially dilutive securities are anti-dilutive. The following table shows the calculation of the Company’s net loss per common share — basic and diluted:

	Year ended September 30,
	2023	2022
Numerator:
Net loss	$(39,621)	$(23,867)

Denominator:
Weighted-average common shares outstanding – basic and diluted	14,612,600	10,620,614

Net loss per common share – basic and diluted	$(2.71)	$(2.25)

The following table shows potentially dilutive securities not included in the computation of the Company’s net loss per common share:

	Year ended September 30,
	2023	2022
Restricted stock units	209,494	10,984,241
Stock options	5,905,684	5,754,052
Convertible preferred stock (on an as-converted basis)	2,254,901	2,254,901
Common stock warrants	700,388	200,000
Convertible notes	—	129,482
	9,070,467	19,322,676